CAPITAL STOCK	12 Months Ended
Dec. 31, 2013
CAPITAL STOCK [Text Block]
8.	CAPITAL STOCK

Cancellation of shares

In May 2005, 47,000,000 common shares owned by two former directors were returned to treasury and cancelled.

In June 2006, 10,000 common shares were returned to the Company in settlement of a dispute and cancelled.

In May 2009, 200,000 common shares were repurchased for $50,000 and cancelled.

In March 2010, 80,891 common shares were repurchased for $108,000 and cancelled.

During the year ended December 31, 2012, a total of 68,300 common shares were re-purchased for $54,831 and cancelled.

During the year ended December 31, 2013, a total of 276,000 common shares were re-purchased for $110,546 and cancelled.

Issuance of shares for services

In December 2012, the Company issued 1,929,000 units at CAD$0.85 per unit for gross proceeds of $1,660,025. A cash commission of $126,324 was paid in relation to this financing. Each unit was comprised of one common share and one-half common share purchase warrant. Each full warrant is convertible into a common share of the Company at the rate of CAD$1.00 per share for a period of two years, expiring December 21, 2014.

In June 2010, the Company issued 250,000 units at $1.00 per unit for gross proceeds of $250,000. Each unit consisted of one common share and one half of one share purchase warrant. One whole warrant enables the holder to acquire an additional common share at a price of $1.50 expiring 18 months from the date of issue. The Company also issued finder’s warrants enabling the holders to acquire up to 25,000 common shares at the same terms as the unit warrants. The fair value of finder’s warrants was $15,091 calculated using the Black-Scholes valuation method. The assumptions used were 1.5 years of expected life, risk free interest rate of 1.82%, volatility of 99.78% and a dividend rate of 0%.

Private placements

In April 2010, the Company issued 838,000 units at $1.00 per unit for gross proceeds of $838,000. Each unit consisted of one common share and one half of one share purchase warrant. One whole warrant enables the holder to acquire an additional common share at a price of $1.50 expiring 18 months from the date of issue. The Company also issued finder’s warrants enabling the holders to acquire up to 73,800 common shares at the same terms as the unit warrants. The fair value of finder’s warrants was $40,516 calculated using the Black-Scholes valuation method. The assumptions used were 1.5 years of expected life, risk free interest rate of 2.05%, volatility of 116.59% and a dividend rate of 0%.

In December 2009, the Company issued 706,000 units at $1.00 per unit for gross proceeds of $706,000. Each unit consisted of one common share and one half of one share purchase warrant. One whole warrant enables the holder to acquire an additional common share at a price of $1.50 expiring eighteen months from the date of issue. The Company also issued finder’s warrants enabling the holders to acquire up to 50,600 common shares at the same terms as the unit warrants. The fair value of finder’s warrants was $20,098 calculated using the Black-Scholes valuation method. The assumptions used were 1.5 years of expected life, risk free interest rate of 2.05%, volatility of 109% and a dividend rate of 0%

In August 2009, the Company issued 376,875 units at $0.80 per unit for gross proceeds of $301,500. Each unit consisted of one common share and one half of one share purchase warrant. One whole warrant enables the holder to acquire an additional common share at a price of $1.00 expiring two year from the date of issue.

In April and May 2009, the Company issued 1,018,000 units at $0.70 per unit for gross proceeds of $712,600. Each unit consisted of one common share and one share purchase warrant enabling the holder to acquire an additional common share at a price of $1.00 expiring two years from the date of issue.

In December 2008, an aggregate of 131,243 common shares were issued to three vendors of the Company’s subsidiary, XG Mining to settle outstanding accounts for services at a value of $1.50 per share.

In February 2008, the Company issued 1,062,000 units at $1.50 per unit for gross proceeds of $1,593,000. Each unit consisted of one common share and one share purchase warrant enabling the holder to acquire an additional common share at a price of $2.25 per share expiring on July 7, 2009. The Company also issued finder’s warrants enabling the holder to acquire up to 84,960 common shares at the same terms as the unit warrants. The fair value of the finder’s warrants was $15,136 and calculated using the Black-Scholes valuation method. The assumptions used were 1.5 years of expected life, risk free interest rate of 4.88%, volatility of 33% and a dividend rate of 0%.

In October 2007, the Company issued 668,202 units at $1.35 per unit for gross proceeds of $902,073. Each unit consisted of one common share and one half of one share purchase warrant. One whole warrant enables the holder to acquire an additional common share at a price of $1.75 for one year which expiry date was extended to January 13, 2009. The Company also issued finder’s warrants enabling the holder to acquire up to 33,410 common shares at the same terms as the unit warrants. The fair value of the finder’s warrants was $2,015 and calculated using the Black-Scholes valuation method. The assumptions used were 1 year of expected life, risk free interest rate of 4.50%, volatility of 36% and a dividend rate of 0%.

In October 2006, the Company issued 282,000 common shares at $1.10 per share for gross proceeds of $310,200. For each two shares subscribed for, the purchaser received one share purchase warrant which enables the holder to acquire an additional common share at a price of $1.50 to April 23, 2008 which expiry date was extended to July 13, 2008 ( 65,000 exercised; 76,000 expired).

In July 2006, the Company issued 1,132,000 common shares at $0.90 per share for gross proceeds of $1,018,800. For each two shares subscribed for, the purchaser received one share purchase warrant which enables the holder to acquire an additional common share at a price of $1.50 to July 31, 2007 which expiry date was extended to July 13, 2008 ( 566,000 exercised).

In June 2006, the Company issued 578,112 common shares at $0.90 per share for gross proceeds of $520,300. For each two shares subscribed for, the purchaser received one share purchase warrant which enables the holder to acquire an additional common share at a price of $1.50 to June 16, 2007 (expired).

In March 2006, the Company issued 792,029 common shares at $0.70 per share for gross proceeds of $554,420.

In November 2005, the Company issued 1,549,354 common shares at $0.55 per share for gross proceeds of $852,145.

In August 2005, the Company issued 300,000 common shares at $0.55 per share for gross proceeds of $165,000. For each two shares subscribed for, the purchaser received one share purchase warrant which enables the holder to acquire an additional common share at a price of $0.75 to August 31, 2006 (expired).

In June 2005, the Company issued 536,218 common shares at $0.55 per share for gross proceeds of $294,920. For each two shares subscribed for, the purchaser received one share purchase warrant which enables the holder to acquire an additional common share at a price of $0.75 to April 30, 2006 ( 177,200 exercised; 90,910 expired).

Initial Public Offering

In November 2010, the Company completed an initial public offering in Canada and issued 8,092,593 common shares at CAD$1.35 (USD$1.33) for gross proceeds of CAD$10,925,001 (USD$10,753,149). The Company also issued 566,482 (expired) broker warrants with a strike price of CAD$1.35 (US$1.33) per warrant and a two-year term to maturity. The Company valued the warrants at $364,248 using the Black-Scholes model with a 90% volatility, 0% dividend and 1.5% interest rate.

Acquisition of subsidiary

Effective December 22, 2004, the Company acquired 90% of the outstanding shares of XG Mining in exchange for 2,698,350 shares of common stock. In connection with this acquisition, 47,000,000 shares owned by two former officers and directors of the Company were returned to treasury and cancelled.

Stock options

At June 30, 2011, the Company adopted a new 10% rolling stock option plan (the “2011 Plan”) and cancelled the 2005 equity compensation plan. Pursuant to the 2011 Plan, the Company is entitled to grant options and reserve for issuance up to 10% of the shares issued and outstanding at the time of grant. The terms and conditions of any options granted, including the number and type of options, the exercise period, the exercise price and vesting provisions, are determined by the Compensation Committee which makes recommendations to the board of directors for their approval. The maximum term of options granted cannot exceed 10 years.

At December 31, 2013, the following stock options were outstanding:

Number of	Exercise	Expiry Date
Options	Price

100,000	$1.85	July 1, 2014
324,000	$0.70	May 1, 2016
270,000	$0.75	March 5, 2017
162,000	$0.75	March 12, 2017
108,000	$1.00	January 25, 2020
216,000	$1.00	February 1, 2020
228,000	$1.00	June 1, 2020
90,000	$1.15	July 1, 2020
56,000	$1.98	February 15, 2021
145,000	$1.95	March 1, 2021
108,000	$1.85	June 10, 2021
682,000	CDN$0.85	December 31, 2022

Stock option transactions and the number of stock options outstanding are summarized as follows:

	December 31, 2013		December 31, 2012		December 31, 2011
	Number	Weighted	Number	Weighted	Number	Weighted
	of	Average	of	Average	of	Average
	Options	Exercise Price	Options	Exercise Price	Options	Exercise Price

Outstanding, beginning of year	2,639,000	$1.02	2,067,000	$1.07	1,788,000	$0.88
Granted	—	—	682,000	0.85	409,000	1.90
Exercised	—	—	(110,000)	1.00	—	—
Cancelled/Expired	(150,000)	0.82	—	—	(130,000)	1.05

Outstanding, end of year	2,489,000	$1.03	2,639,000	$1.02	2,067,000	$1.07

Exercisable, end of year	2,462,000	$1.02	2,552,000	$1.00	1,749,500	$0.99

The aggregate intrinsic value for options vested as of December 31, 2013 is approximately $nil (December 31, 2012 - $526,609 ; December 31, 2011 - $452,250) and for total options outstanding is approximately $nil (December 31, 2012 - $604,429 ; December 31, 2011 - $758,750).

The fair value of stock options granted, vested, and modified during the period ended December 31, 2013 totaled $58,055 (December 31, 2012 - $1,041,591 ; December 31, 2011 - $361,239) which has been included in general and administrative expense.

Of the total stock-based compensation recorded $nil (December 31, 2012 - $418,317 ; December 31, 2011 - $Nil) related to the modification of existing stock options. Certain option maturity terms were extended during the 2012 year to ten years from the original issuance of the options.

The following assumptions were used for the Black-Scholes valuation of stock options granted or extended during the periods ended December 31, 2013, December 31, 2012 and December 31, 2011:

	2013	2012	2011

Risk-free interest rate	—	1.75%	1.75%
Expected life	—	7.5 years	3 years
Annualized volatility	—	83.64%	95.34
Dividend rate	—	—	—

The weighted average fair value of options granted was $nil (2012 - $0.73 ; 2011 - $1.17) .

Warrants

At December 31, 2013, the following warrants were outstanding:

Number of Warrants	Exercise Price	Expiry Date

964,500	CAD$1.00	December 21, 2014

Warrant transactions and the number of warrants outstanding are summarized as follows:

	2013		2012		2011

Balance, beginning of year	964,500	CAD$1.00	566,482	CAD$1.33	2,439,320	$1.29
Issued	—		964,500	CAD1.00	—
Exercised	—		—		(1,608,038)	1.24
Expired	—		(566,482)		(264,800)	1.49
Balance, beginning of year	964,500	CAD$1.00	964,500	CAD$1.00	566,482	$1.33

Under US GAAP when the strike price of the warrants is denominated in a currency other than an entity's functional currency, the warrants would not be considered indexed to the entity’s own stock, and would consequently be considered to be a derivative liability. The common share purchase warrants described above are denominated in CAD dollars and the Company’s functional currency is the US dollar. As a result, the Company determined that these warrants are not considered indexed to the Company’s own stock and characterized the fair value of these warrants as derivative liabilities upon issuance. The derivative will be subsequently marked to market through income.

The Company determined that the fair value of the warrant liability at December 31, 2013 to be $992. The fair value of the warrants has been estimated at December 31, 2013 using the Black-Scholes Options Pricing Model, using a volatility of 30%, risk-free interest rate of 0.102%, expected life of 6 months, and a dividend yield of nil.

The value at issuance was determined to be $275,735 based upon a Black-Scholes Options Pricing Model calculation. The fair value of the warrants has been initially estimated at December 21, 2012 using the Black-Scholes Options Pricing Model, using a volatility of 95%, risk free interest rate of 1.25%, expected life of 18 months, and a dividend yield of nil. The Company recorded the full value of the derivative as a liability at issuance and recognized the amount as financing expense in the consolidated statement of operations. At December 31, 2013, the fair value of the warrant liability was valued at $992 (December 31, 2012 - $339,589) and the fair value adjustment was recognized in the consolidated statement of operations.